INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2024	2025
Intangible assets with indefinite lives:
Brand names	5,235	5,593
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	248	249
Purchased software	149	159
Other intangible assets	74	76
Total	5,898	6,269
Less: Accumulated amortization	228	263
Less: Accumulated impairment loss(Note2)	894	978
Total	4,776	5,028

Amortization expense of intangible assets for the years ended December 31, 2023, 2024 and 2025 amounted to RMB45, RMB39, and RMB38, respectively.

There were 3 brand names with indefinite lives acquired in DH acquisition. Impairment recognized relating to these brand names were RMB160, RMB391 and nil, respectively for the years ended December 31, 2023, 2024 and 2025.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for
Intangible Assets
2026	29
2027	25
2028	21
2029	20
2030	17
Thereafter	94
Total	206